Share-Based Compensation - Summary of Activity of Performance Shares (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Performance Shares, Relative Shareholders Return
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding, beginning of period | shares	103,358
Number of Shares, Granted | shares	62,309
Number of Shares, Vested | shares	(50,211)
Number of Shares, Forfeited | shares	(12,323)
Number of Shares Outstanding, end of period | shares	103,133
Weighted Average Grant Date Fair Value Outstanding, beginning of period | $ / shares	$ 27.32
Weighted Average Grant Date Fair Value, Granted | $ / shares	19.83
Weighted Average Grant Date Fair Value, Vested | $ / shares	22.45
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	23.86
Weighted Average Grant Date Fair Value Outstanding, end of period | $ / shares	$ 24.42
Performance Shares, EBITDA CAGR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding, beginning of period | shares	103,363
Number of Shares, Granted | shares	62,313
Number of Shares, Vested | shares	(50,211)
Number of Shares, Forfeited | shares	(12,323)
Number of Shares Outstanding, end of period | shares	103,142
Weighted Average Grant Date Fair Value Outstanding, beginning of period | $ / shares	$ 23.04
Weighted Average Grant Date Fair Value, Granted | $ / shares	18.68
Weighted Average Grant Date Fair Value, Vested | $ / shares	20.51
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	21.33
Weighted Average Grant Date Fair Value Outstanding, end of period | $ / shares	$ 21.64